SHORT-TERM AND LONG-TERM BANK BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2023
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Schedule of short-term bank borrowings

Short-term bank borrowings consisted of the following at September 30, 2023:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Industrial Bank	6,000,000	822,368	2022-11-03	2023-11-03	4.50%
Industrial Bank	6,000,000	822,368	2022-11-04	2023-11-04	4.50%
China Everbright Bank	10,000,000	1,370,614	2023-06-30	2024-06-29	3.20%
China Minsheng Bank	1,000,000	137,061	2023-08-03	2024-03-01	3.75%
China Minsheng Bank	10,000,000	1,370,614	2023-08-04	2024-03-01	3.75%
China Minsheng Bank	5,000,000	685,307	2023-08-07	2024-03-01	3.75%
CZBANK	9,250,000	1,267,818	2023-08-08	2024-08-06	4.50%
CZBANK	1,250,000	171,327	2022-10-10	2023-10-09	5.00%
Shanghai Pudong Development Bank	9,000,000	1,233,553	2023-09-19	2024-03-19	4.75%
Shanghai Pudong Development Bank	11,000,000	1,507,676	2023-09-21	2024-03-21	4.75%
Total	68,500,000	9,388,706

	Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
China Minsheng Bank	10,000,000	1,370,614	2023-08-11	2025-08-11	3.80%
China Minsheng Bank	15,000,000	2,055,921	2023-08-14	2025-08-14	3.80%
China Minsheng Bank	20,000,000	2,741,228	2023-08-21	2025-08-20	3.80%
CZBANK	3,735,000	511,924	2023-03-14	2026-03-13	4.50%
Huaxia Bank	6,790,000	930,647	2023-03-27	2026-03-15	4.15%
Huaxia Bank	6,693,000	917,352	2023-03-28	2026-03-15	4.15%
Total	62,218,000	8,527,686

Schedule of long-term bank borrowings

Long-term bank borrowings consisted of the following at September 30, 2023:

	Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
China Minsheng Bank	10,000,000	1,370,614	2023-08-11	2025-08-11	3.80%
China Minsheng Bank	15,000,000	2,055,921	2023-08-14	2025-08-14	3.80%
China Minsheng Bank	20,000,000	2,741,228	2023-08-21	2025-08-20	3.80%
CZBANK	3,735,000	511,924	2023-03-14	2026-03-13	4.50%
Huaxia Bank	6,790,000	930,647	2023-03-27	2026-03-15	4.15%
Huaxia Bank	6,693,000	917,352	2023-03-28	2026-03-15	4.15%
Total	62,218,000	8,527,686

Short-term bank borrowings consisted of the following at September 30, 2022:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Industrial Bank	6,000,000	843,467	2021-11-08	2022-11-08	5.22%
Industrial Bank	7,000,000	984,044	2021-11-05	2022-11-05	5.22%
China Merchants Bank	13,000,000	1,827,511	2022-06-08	2022-12-07	4.80%
China Minsheng Bank	10,000,000	1,405,778	2022-09-09	2023-09-09	4.20%
China Minsheng Bank	15,000,000	2,108,667	2022-09-14	2023-09-14	4.20%
China Minsheng Bank	16,000,000	2,249,244	2022-09-08	2023-09-08	4.20%
China Minsheng Bank	20,000,000	2,811,555	2022-09-13	2022-09-13	4.20%
CZBANK	2,000,000	281,156	2022-03-02	2023-02-28	5.60%
CZBANK	3,000,000	421,733	2022-07-11	2023-07-10	5.00%
CZBANK	5,850,000	822,380	2022-07-21	2023-07-19	5.00%
CZBANK	1,000,000	140,578	2022-07-25	2023-07-24	5.00%
CZBANK	1,500,000	210,867	2022-08-05	2023-08-04	5.00%
CZBANK	1,400,000	196,809	2022-09-23	2023-09-22	5.00%
Huaxia Bank	3,000,000	421,733	2022-03-23	2023-03-15	5.30%
Huaxia Bank	4,000,000	562,311	2022-03-16	2023-03-01	5.30%
Huaxia Bank	6,900,000	969,987	2022-05-05	2023-04-15	5.30%
Total	115,650,000	16,257,820

Schedule of carrying values of pledged assets to secure short-term borrowings

The carrying values of the Company’s pledged assets to secure short-term and long-term borrowings by the Company are as follows:

	As of September 30,
	2023	2022
Accounts receivable	$706,623	$—
Buildings, net	1,145,778	1,211,943
Land use rights, net	346,947	368,015
Machinery, net	—	134,076
Construction in progress	685,992	—
Deposit Receipt	—	702,889
Total	$2,885,340	$2,416,923